Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2024
Dih Cayman And Dih Hong Kong [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances with Related Party
	As of March 31,
	2024	2023
Due from related party	$2,586	$2,456
Due to related party	$1,470	$1,311

Motek Group [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances with Related Party
	As of March 31,
	2024	2023
Due from related party	$3,367	$1,934
Due to related party	$8,667	$5,530